Cover	Jun. 26, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2025
Entity File Number	001-36555
Entity Registrant Name	MARA HOLDINGS, INC.
Entity Central Index Key	0001507605
Entity Tax Identification Number	01-0949984
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1010 South Federal Highway
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Hallandale Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33009
City Area Code	(800)
Local Phone Number	804-1690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	101 NE Third Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301